Basis of Presentation and General Information - Consolidated Balance Sheets - Adoption of new revenue and lease guidance (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets:
Trade accounts receivable, net of allowance for doubtful receivables	$ 13,713	$ 14,526
Other current assets (includes deferred contract costs)	13,758	12,279
Liabilities:
Accrued liabilities	3,387	4,758
Deferred Revenue	1,776	865
Stockholders' Equity
Accumulated deficit	$ (3,345,021)	(3,360,090)
Cumulative effect from adopting the new accounting standards
Assets:
Trade accounts receivable, net of allowance for doubtful receivables		13,176
Other current assets (includes deferred contract costs)		12,699
Liabilities:
Accrued liabilities		4,671
Deferred Revenue		1,733
Stockholders' Equity
Accumulated deficit		(3,361,801)
Cumulative effect from adopting ASC 606
Assets:
Trade accounts receivable, net of allowance for doubtful receivables		(1,350)
Other current assets (includes deferred contract costs)		235
Liabilities:
Accrued liabilities		(87)
Stockholders' Equity
Accumulated deficit		(1,028)
Cumulative effect from adopting ASC 842
Assets:
Other current assets (includes deferred contract costs)		185
Liabilities:
Deferred Revenue		868
Stockholders' Equity
Accumulated deficit		$ (683)